Related Party Transactions - Aggregate Compensation for Directors and Senior Executive Officers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits and costs	$ 9.6	$ 9.7	$ 7.3
Post-employment and other long-term benefits	0.6	0.5	0.6
SBC (including DSUs and RSUs to eligible directors)	29.2	25.5	17.3
Key management personnel compensation	$ 39.4	$ 35.7	$ 25.2